Column Mid Cap Fund
Schedule of Investments
as of May 31, 2024 (Unaudited)

COMMON STOCKS - 94.1%	Shares	Value
Aerospace & Defense - 4.0%
Axon Enterprise, Inc.(a)	7,102	$2,000,420
BWX Technologies, Inc.	12,164	1,120,669
Curtiss-Wright Corp.	6,652	1,881,319
General Dynamics Corp.	9,003	2,698,829
HEICO Corp. - Class A	32,431	5,696,829
Hexcel Corp.	31,803	2,190,273
Howmet Aerospace, Inc.	66,367	5,617,966
Huntington Ingalls Industries, Inc.	5,290	1,338,899
L3Harris Technologies, Inc.	4,732	1,063,896
Leonardo DRS, Inc.(a)	1,652	38,905
Spirit AeroSystems Holdings, Inc. - Class A(a)	49,780	1,509,330
Textron, Inc.	28,644	2,509,501
TransDigm Group, Inc.	2,805	3,767,760
Woodward, Inc.	17,592	3,280,908
		34,715,504

Air Freight & Logistics - 0.2%
CH Robinson Worldwide, Inc.	1,519	131,196
Expeditors International of Washington, Inc.	14,365	1,736,729
GXO Logistics, Inc.(a)	2,287	114,876
		1,982,801

Automobile Components - 0.6%
Aptiv PLC(a)	13,869	1,154,733
Autoliv, Inc.	2,103	268,280
BorgWarner, Inc.	25,098	894,995
Cie Generale des Etablissements Michelin SCA	9,292	375,373
Gentex Corp.	37,515	1,313,025
Lear Corp.	6,193	776,292
		4,782,698

Automobiles - 0.1%
Harley-Davidson, Inc.	19,658	705,329
Lucid Group, Inc.(a)	5,496	15,609
Rivian Automotive, Inc. - Class A(a)	6,635	72,454
Thor Industries, Inc.	1,470	145,883
		939,275

Banks - 2.6%
Bank OZK	3,338	139,795
BOK Financial Corp.	642	58,178
Cadence Bank	5,841	166,761
Citizens Financial Group, Inc.	12,131	428,103
Columbia Banking System, Inc.	3,061	59,016
Comerica, Inc.	4,100	210,084
Commerce Bancshares, Inc./MO	27,024	1,503,615
Cullen/Frost Bankers, Inc.	1,549	157,347
East West Bancorp, Inc.	12,417	921,217
Fifth Third Bancorp	75,822	2,837,259
First Citizens BancShares, Inc./NC - Class A	279	473,862
First Financial Bankshares, Inc.	88,287	2,646,844
First Hawaiian, Inc.	35,723	726,249
First Horizon Corp.	14,938	236,618
FNB Corp./PA	9,646	132,825
Home BancShares, Inc./AR	4,923	115,789
Huntington Bancshares, Inc./OH	162,728	2,265,174
KeyCorp	162,457	2,334,507
M&T Bank Corp.	4,440	673,104
Old National Bancorp/IN	8,019	137,045
Pinnacle Financial Partners, Inc.	2,133	169,595
PNC Financial Services Group, Inc.	5,313	836,213
Popular, Inc.	2,132	189,769
Prosperity Bancshares, Inc.	2,319	144,474
Regions Financial Corp.	26,037	503,816
SouthState Corp.	2,008	155,239
Synovus Financial Corp.	4,314	171,223
Truist Financial Corp.	54,214	2,046,579
United Bankshares, Inc./WV	3,736	121,196
US Bancorp	19,036	771,910
Valley National Bancorp	11,845	84,455
Webster Financial Corp.	4,761	210,531
Westamerica BanCorp	16,119	786,930
Western Alliance Bancorp	3,598	226,782
Wintrust Financial Corp.	1,730	170,595
Zions Bancorp NA	4,739	204,677
		23,017,376

Beverages - 0.6%
Celsius Holdings, Inc.(a)	14,645	1,171,307
Coca-Cola Consolidated, Inc.	197	193,265
Coca-Cola Europacific Partners PLC	12,541	924,397
Constellation Brands, Inc. - Class A	5,221	1,306,451
Heineken NV	11,082	1,106,298
Molson Coors Beverage Co. - Class B	2,463	134,997
Pernod Ricard SA	5,216	778,443
		5,615,158

Biotechnology - 0.6%
BioMarin Pharmaceutical, Inc.(a)	4,394	329,858
CRISPR Therapeutics AG(a)	914	49,118
Exelixis, Inc.(a)	7,917	171,720
Halozyme Therapeutics, Inc.(a)	26	1,151
Incyte Corp.(a)	4,651	268,781
Moderna, Inc.(a)	3,046	434,207
Natera, Inc.(a)	18,928	2,016,400
Neurocrine Biosciences, Inc.(a)	9,863	1,335,549
Roivant Sciences Ltd.(a)	8,968	92,908
United Therapeutics Corp.(a)	629	173,057
Vaxcyte, Inc.(a)	2,347	164,924
		5,037,673

Broadline Retail - 0.2%
Dillard's, Inc. - Class A	115	51,445
eBay, Inc.	20,590	1,116,390
Macy's, Inc.	10,045	195,677
		1,363,512

Building Products - 3.2%
A O Smith Corp.	3,336	279,023
Advanced Drainage Systems, Inc.	8,287	1,437,712
Allegion PLC	40,667	4,954,054
AZEK Co., Inc.(a)	3,872	185,701
Builders FirstSource, Inc.(a)	7,011	1,127,299
Carlisle Cos., Inc.	1,495	625,343
Cie de Saint-Gobain SA	10,368	918,838
Fortune Brands Innovations, Inc.	3,295	230,848
Johnson Controls International PLC	15,158	1,090,012
Lennox International, Inc.	12,627	6,346,330
Masco Corp.	74,854	5,233,792
Owens Corning	2,617	473,860
Resideo Technologies, Inc.(a)	27,223	588,017
Simpson Manufacturing Co., Inc.	1,344	222,996
Trane Technologies PLC	8,264	2,706,129
Trex Co., Inc.(a)	11,494	994,001
UFP Industries, Inc.	2,117	252,939
Zurn Elkay Water Solutions Corp.	3,476	108,834
		27,775,728

Capital Markets - 6.7%
Affiliated Managers Group, Inc.	791	128,617
AllianceBernstein Holding LP	15,352	515,060
Ameriprise Financial, Inc.	7,643	3,337,010
Ares Management Corp. - Class A	29,426	4,124,642
Bank of New York Mellon Corp.	52,263	3,115,397
Blue Owl Capital, Inc. - Class A	47,285	850,657
Carlyle Group, Inc.	27,819	1,195,104
Cboe Global Markets, Inc.	2,635	455,829
Coinbase Global, Inc. - Class A(a)	4,341	980,719
Evercore, Inc. - Class A	15,130	3,070,482
FactSet Research Systems, Inc.	6,526	2,638,201
Franklin Resources, Inc.	7,210	170,156
Freedom Holding Corp./NV(a)	361	27,523
Hamilton Lane, Inc. - Class A	1,053	132,141
Houlihan Lokey, Inc.	65,493	8,864,477
Intercontinental Exchange, Inc.	22,430	3,003,377
Invesco Ltd.	11,118	174,664
Jefferies Financial Group, Inc.	3,834	178,358
LPL Financial Holdings, Inc.	33,142	9,485,572
MarketAxess Holdings, Inc.	995	197,935
Morningstar, Inc.	664	191,398
Nasdaq, Inc.	8,809	519,995
Northern Trust Corp.	35,167	2,962,468
Raymond James Financial, Inc.	30,027	3,685,814
SEI Investments Co.	3,268	221,276
State Street Corp.	7,503	567,152
Stifel Financial Corp.	36,187	2,929,338
T Rowe Price Group, Inc.	19,048	2,244,426
Tradeweb Markets, Inc. - Class A	19,580	2,134,416
		58,102,204

Chemicals - 2.0%
Akzo Nobel NV	18,644	1,300,415
Albemarle Corp.	10,947	1,341,993
Axalta Coating Systems Ltd.(a)	5,600	199,304
CF Industries Holdings, Inc.	20,231	1,613,018
Corteva, Inc.	19,874	1,111,751
DuPont de Nemours, Inc.	18,061	1,483,892
Eastman Chemical Co.	25,721	2,606,309
FMC Corp.	723	44,067
International Flavors & Fragrances, Inc.	5,416	520,911
LyondellBasell Industries NV - Class A	7,538	749,428
Mosaic Co.	24,611	761,218
NewMarket Corp.	249	133,232
Olin Corp.	20,737	1,114,821
PPG Industries, Inc.	13,569	1,783,102
RPM International, Inc.	3,512	393,695
Scotts Miracle-Gro Co.	30,412	2,119,412
Westlake Corp.	971	155,904
		17,432,472

Commercial Services & Supplies - 1.4%
Clean Harbors, Inc.(a)	10,040	2,174,563
Copart, Inc.(a)	31,348	1,663,325
MSA Safety, Inc.	940	169,200
RB Global, Inc.	16,369	1,189,699
Republic Services, Inc.	28,719	5,318,472
Rollins, Inc.	7,442	340,025
Stericycle, Inc.(a)	27,349	1,409,567
Tetra Tech, Inc.	1,247	261,234
		12,526,085

Communications Equipment - 0.5%
Ciena Corp.(a)	3,442	165,801
F5, Inc.(a)	11,509	1,944,676
Juniper Networks, Inc.	28,251	1,007,713
Lumentum Holdings, Inc.(a)	31,898	1,387,563
		4,505,753

Construction & Engineering - 1.3%
AECOM	2,930	255,906
API Group Corp.(a)	5,044	179,768
Comfort Systems USA, Inc.	7,980	2,612,173
EMCOR Group, Inc.	6,357	2,470,712
Fluor Corp.(a)	5,195	225,463
MasTec, Inc.(a)	408	45,798
Quanta Services, Inc.	12,465	3,439,592
Vinci SA	13,300	1,666,335
WillScot Mobile Mini Holdings Corp.(a)	4,527	178,500
		11,074,247

Construction Materials - 0.5%
Eagle Materials, Inc.	996	231,460
Martin Marietta Materials, Inc.	1,663	951,369
Summit Materials, Inc. - Class A(a)	2,903	112,172
Vulcan Materials Co.	11,302	2,890,713
		4,185,714

Consumer Finance - 0.7%
Ally Financial, Inc.	33,739	1,314,809
Credit Acceptance Corp.(a)	144	70,680
Discover Financial Services	12,210	1,497,679
FirstCash Holdings, Inc.	970	114,383
OneMain Holdings, Inc.	3,794	186,361
SLM Corp.	34,229	734,554
SoFi Technologies, Inc.(a)	20,958	144,610
Synchrony Financial	37,528	1,643,726
		5,706,802

Consumer Staples Distribution & Retail - 1.3%
BJ's Wholesale Club Holdings, Inc.(a)	3,472	305,779
Casey's General Stores, Inc.	1,048	347,706
Dollar General Corp.	3,074	420,861
Dollar Tree, Inc.(a)	19,516	2,301,912
Koninklijke Ahold Delhaize NV	86,928	2,697,894
Kroger Co.	15,765	825,613
Performance Food Group Co.(a)	3,655	254,388
Sprouts Farmers Market, Inc.(a)	3,339	263,714
Sysco Corp.	31,445	2,289,825
US Foods Holding Corp.(a)	25,265	1,334,750
		11,042,442

Containers & Packaging - 2.0%
Amcor PLC	80,013	813,732
AptarGroup, Inc.	1,710	252,550
Avery Dennison Corp.	14,627	3,328,959
Ball Corp.	26,896	1,867,389
Berry Global Group, Inc.	2,699	161,616
Crown Holdings, Inc.	2,937	247,266
Graphic Packaging Holding Co.	43,962	1,245,004
International Paper Co.	9,327	420,554
Packaging Corp. of America	27,758	5,093,315
Sealed Air Corp.	44,681	1,736,751
Sonoco Products Co.	24,673	1,514,182
Westrock Co.	8,529	457,496
		17,138,814

Distributors - 0.7%
Genuine Parts Co.	1,595	229,903
LKQ Corp.	5,772	248,369
Pool Corp.	15,549	5,652,839
		6,131,111

Diversified Consumer Services - 0.3%
ADT, Inc.	8,058	57,292
Bright Horizons Family Solutions, Inc.(a)	1,220	128,246
Duolingo, Inc.(a)	3,740	715,836
Frontdoor, Inc.(a)	22,577	798,549
H&R Block, Inc.	15,570	772,895
Service Corp. International/US	3,549	254,321
		2,727,139

Diversified Telecommunication Services - 0.2%
BCE, Inc.	31,378	1,073,291
Frontier Communications Parent, Inc.(a)	8,632	230,129
Iridium Communications, Inc.	12	362
		1,303,782

Electric Utilities - 1.8%
Alliant Energy Corp.	3,097	159,464
American Electric Power Co., Inc.	9,900	893,475
Avangrid, Inc.	484	17,429
Duke Energy Corp.	22,319	2,311,579
Edison International	33,975	2,610,979
Entergy Corp.	16,027	1,802,877
Evergy, Inc.	31,796	1,737,969
Eversource Energy	27,394	1,622,547
Exelon Corp.	5,740	215,537
FirstEnergy Corp.	17,240	694,082
IDACORP, Inc.	6	573
NRG Energy, Inc.	4,988	404,028
OGE Energy Corp.	26,810	973,203
Pinnacle West Capital Corp.	19,015	1,499,523
PPL Corp.	13,879	407,071
Xcel Energy, Inc.	11,480	636,566
		15,986,902

Electrical Equipment - 2.6%
Acuity Brands, Inc.	985	255,716
AMETEK, Inc.	62,579	10,612,147
Atkore, Inc.	7,618	1,159,079
Emerson Electric Co.	19,079	2,139,901
Generac Holdings, Inc.(a)	4,925	725,009
Hubbell, Inc.	1,304	507,112
NEXTracker, Inc. - Class A(a)	1,430	78,893
nVent Electric PLC	13,649	1,110,756
Rockwell Automation, Inc.	2,082	536,177
Sensata Technologies Holding PLC	53,446	2,208,389
Vertiv Holdings Co. - Class A	32,933	3,229,739
		22,562,918

Electronic Equipment, Instruments & Components - 2.5%
Arrow Electronics, Inc.(a)	23,134	3,037,726
CDW Corp./DE	6,309	1,410,819
Cognex Corp.	1,052	47,887
Corning, Inc.	12,097	450,734
Fabrinet(a)	1,119	268,034
Flex Ltd.(a)	60,342	1,999,131
Insight Enterprises, Inc.(a)	1,049	205,080
IPG Photonics Corp.(a)	5	434
Jabil, Inc.	3,846	457,289
Keysight Technologies, Inc.(a)	26,857	3,719,157
Littelfuse, Inc.	309	79,289
Novanta, Inc.(a)	794	128,755
TD SYNNEX Corp.	1,367	178,858
TE Connectivity Ltd.	16,052	2,402,984
Teledyne Technologies, Inc.(a)	13,183	5,232,992
Vontier Corp.	3,861	154,363
Zebra Technologies Corp. - Class A(a)	5,780	1,805,325
		21,578,857

Energy Equipment & Services - 1.4%
Baker Hughes Co.	78,911	2,641,940
ChampionX Corp.	48,688	1,588,203
Halliburton Co.	63,550	2,332,285
Helmerich & Payne, Inc.	36,786	1,400,075
NOV, Inc.	9,509	178,959
TechnipFMC PLC	60,924	1,595,600
Tidewater, Inc.(a)	6,883	711,220
Transocean Ltd.(a)	133	825
Valaris Ltd.(a)	1,662	128,639
Weatherford International PLC(a)	12,509	1,505,333
		12,083,079

Entertainment - 0.5%
Electronic Arts, Inc.	4,277	568,328
Liberty Media Corp.-Liberty Formula One - Class A(a)	242	16,555
Liberty Media Corp.-Liberty Formula One - Class C(a)	2,097	155,472
Live Nation Entertainment, Inc.(a)	3,258	305,405
Roku, Inc.(a)	3,296	189,190
Spotify Technology SA(a)	6,733	1,998,220
Take-Two Interactive Software, Inc.(a)	5,018	804,686
Warner Bros Discovery, Inc.(a)	25,908	213,482
		4,251,338

Financial Services - 1.0%
Affirm Holdings, Inc.(a)	6,105	178,693
Corpay, Inc.(a)	8,727	2,335,956
Equitable Holdings, Inc.	9,728	403,615
Essent Group Ltd.	2,889	163,806
Fidelity National Information Services, Inc.	8,981	681,478
Global Payments, Inc.	17,356	1,767,709
Jack Henry & Associates, Inc.	1,864	306,964
MGIC Investment Corp.	8,484	178,164
Rocket Cos., Inc. - Class A(a)	44,631	620,371
Shift4 Payments, Inc. - Class A(a)	1,355	91,165
Toast, Inc. - Class A(a)	25,210	610,838
Voya Financial, Inc.	13,794	1,045,861
WEX, Inc.(a)	1,070	200,432
		8,585,052

Food Products - 1.4%
Archer-Daniels-Midland Co.	3,306	206,427
Bunge Global SA	4,406	474,042
Campbell Soup Co.	3,481	154,487
Conagra Brands, Inc.	100,272	2,996,127
Darling Ingredients, Inc.(a)	1,173	47,389
General Mills, Inc.	25,191	1,731,881
Hormel Foods Corp.	2,224	68,900
Ingredion, Inc.	1,914	225,048
J M Smucker Co.	1,023	114,208
Kellanova	3,307	199,544
Lamb Weston Holdings, Inc.	56,192	4,961,192
McCormick & Co., Inc./MD	1,588	114,685
Pilgrim's Pride Corp.(a)	1,041	37,403
Post Holdings, Inc.(a)	1,070	114,030
Tyson Foods, Inc. - Class A	7,009	401,265
		11,846,628

Gas Utilities - 0.3%
Atmos Energy Corp.	2,933	339,993
ONE Gas, Inc.	16,764	1,033,165
Spire, Inc.	21,296	1,305,232
UGI Corp.	14	357
		2,678,747

Ground Transportation - 1.5%
CSX Corp.	71,066	2,398,477
Heartland Express, Inc.	17,064	193,164
JB Hunt Transport Services, Inc.	2,394	384,836
Knight-Swift Transportation Holdings, Inc.	4,143	199,900
Landstar System, Inc.	6,624	1,205,767
Norfolk Southern Corp.	18,170	4,084,616
Old Dominion Freight Line, Inc.	15,714	2,753,879
Ryder System, Inc.	1,543	187,428
Saia, Inc.(a)	722	295,645
U-Haul Holding Co.	3,142	191,002
U-Haul Holding Co.(a)	282	17,831
XPO, Inc.(a)	14,436	1,544,363
		13,456,908

Health Care Equipment & Supplies - 3.4%
Align Technology, Inc.(a)	9,655	2,483,363
Baxter International, Inc.	7,989	272,345
Becton Dickinson & Co.	5,384	1,248,926
Cooper Cos., Inc.	85,927	8,103,775
DENTSPLY SIRONA, Inc.	77,101	2,159,599
Dexcom, Inc.(a)	22,315	2,650,353
Envista Holdings Corp.(a)	42,087	814,804
GE HealthCare Technologies, Inc.	19,155	1,494,090
Globus Medical, Inc. - Class A(a)	940	63,083
Hologic, Inc.(a)	19,029	1,403,960
IDEXX Laboratories, Inc.(a)	3,539	1,758,706
Lantheus Holdings, Inc.(a)	6	491
Masimo Corp.(a)	1,206	150,147
ResMed, Inc.	2,878	593,818
STERIS PLC	2,083	464,259
Teleflex, Inc.	1,124	234,995
Zimmer Biomet Holdings, Inc.	50,154	5,775,233
		29,671,947

Health Care Providers & Services - 3.5%
Acadia Healthcare Co., Inc.(a)	2,267	156,174
Cardinal Health, Inc.	17,755	1,762,539
Cencora, Inc.	31,581	7,155,307
Centene Corp.(a)	23,381	1,673,846
Chemed Corp.	360	199,573
DaVita, Inc.(a)	1,254	184,488
Encompass Health Corp.	29,940	2,586,517
Ensign Group, Inc.	1,675	203,077
Henry Schein, Inc.(a)	37,810	2,621,745
Labcorp Holdings, Inc.	19,087	3,720,247
Molina Healthcare, Inc.(a)	6,493	2,042,568
Quest Diagnostics, Inc.	18,800	2,669,036
Tenet Healthcare Corp.(a)	24,465	3,308,157
Universal Health Services, Inc. - Class B	12,646	2,400,211
		30,683,485

Health Care Technology - 0.0%(b)
Doximity, Inc. - Class A(a)	639	17,719
Veeva Systems, Inc. - Class A(a)	1,891	329,507
		347,226

Hotels, Restaurants & Leisure - 2.8%
Boyd Gaming Corp.	8,948	477,107
Caesars Entertainment, Inc.(a)	1,436	51,064
Carnival Corp.(a)	30,501	459,955
Chipotle Mexican Grill, Inc.(a)	239	747,955
Choice Hotels International, Inc.	447	50,596
Churchill Downs, Inc.	7,284	943,278
Darden Restaurants, Inc.	31,168	4,687,356
Domino's Pizza, Inc.	9,348	4,754,206
DraftKings, Inc. - Class A(a)	55,038	1,933,485
Expedia Group, Inc.(a)	4,604	519,608
Hilton Worldwide Holdings, Inc.	13,734	2,755,040
Hyatt Hotels Corp. - Class A	1,023	150,862
International Game Technology PLC	956	18,872
Light & Wonder, Inc. - Class A(a)	2,215	211,488
Marriott International, Inc./MD - Class A	2,656	613,988
Norwegian Cruise Line Holdings Ltd.(a)	11,884	197,274
Red Rock Resorts, Inc. - Class A	1,312	67,240
Royal Caribbean Cruises Ltd.(a)	7,740	1,143,043
Sodexo SA	6,998	651,373
Texas Roadhouse, Inc.	14,345	2,476,951
Vail Resorts, Inc.	857	161,733
Wyndham Hotels & Resorts, Inc.	15,640	1,106,686
		24,179,160

Household Durables - 1.7%
DR Horton, Inc.	22,059	3,260,320
Garmin Ltd.	11,198	1,834,792
Installed Building Products, Inc.	745	157,821
Lennar Corp. - Class A	7,973	1,278,471
Meritage Homes Corp.	1,230	216,910
Mohawk Industries, Inc.(a)	8,289	1,010,678
NVR, Inc.(a)	223	1,712,803
PulteGroup, Inc.	7,385	866,408
Taylor Morrison Home Corp.(a)	3,371	194,945
Tempur Sealy International, Inc.	24,165	1,241,114
Toll Brothers, Inc.	3,488	424,280
TopBuild Corp.(a)	5,730	2,394,854
Whirlpool Corp.	502	46,701
		14,640,097

Household Products - 0.4%
Church & Dwight Co., Inc.	5,136	549,603
Clorox Co.	974	128,140
Kimberly-Clark Corp.	18,698	2,492,443
Reynolds Consumer Products, Inc.	1,304	37,086
		3,207,272

Independent Power and Renewable Electricity Producers - 0.2%
AES Corp.	10,081	217,649
Clearway Energy, Inc. - Class A	381	9,784
Clearway Energy, Inc. - Class C	991	27,748
Vistra Corp.	12,050	1,193,914
		1,449,095

Insurance - 4.7%
Aflac, Inc.	8,283	744,393
Allstate Corp.	14,567	2,440,264
American Financial Group, Inc./OH	2,037	264,627
Aon PLC - Class A	2,335	657,629
Arch Capital Group Ltd.(a)	19,853	2,037,513
Arthur J Gallagher & Co.	5,295	1,341,382
Assurant, Inc.	1,601	277,726
Axis Capital Holdings Ltd.	2,543	187,877
Brown & Brown, Inc.	51,023	4,567,069
Cincinnati Financial Corp.	3,918	460,679
CNA Financial Corp.	593	27,242
Erie Indemnity Co. - Class A	750	271,823
Everest Group Ltd.	3,827	1,496,089
First American Financial Corp.	17,235	957,921
Globe Life, Inc.	2,464	203,921
Hanover Insurance Group, Inc.	9,108	1,201,619
Hartford Financial Services Group, Inc.	9,394	971,809
Kinsale Capital Group, Inc.	274	105,112
Loews Corp.	5,022	385,690
Markel Group, Inc.(a)	1,060	1,740,085
Old Republic International Corp.	7,080	225,002
Primerica, Inc.	1,056	238,540
Principal Financial Group, Inc.	6,087	499,378
Progressive Corp.	16,830	3,554,159
Reinsurance Group of America, Inc.	26,236	5,504,313
RenaissanceRe Holdings Ltd.	12,597	2,870,352
RLI Corp.	1,093	159,556
Ryan Specialty Holdings, Inc.	1,629	90,458
Selective Insurance Group, Inc.	1,561	152,369
Travelers Cos., Inc.	4,607	993,730
Unum Group	3,390	182,585
W R Berkley Corp.	43,398	3,516,540
Willis Towers Watson PLC	9,711	2,479,121
		40,806,573

Interactive Media & Services - 0.1%
Pinterest, Inc. - Class A(a)	14,356	595,630
TripAdvisor, Inc.(a)	17,537	321,804
		917,434

IT Services - 1.1%
Akamai Technologies, Inc.(a)	31,549	2,910,080
Amdocs Ltd.	21,966	1,735,314
ASGN, Inc.(a)	4,810	451,707
Cognizant Technology Solutions Corp. - Class A	29,053	1,921,856
EPAM Systems, Inc.(a)	1,606	285,756
Gartner, Inc.(a)	3,732	1,566,208
Twilio, Inc. - Class A(a)	4,740	272,076
		9,142,997

Leisure Products - 0.0%(b)
Brunswick Corp./DE	2,070	170,837
Hasbro, Inc.	961	57,449
Mattel, Inc.(a)	4,464	79,414
Polaris, Inc.	417	34,861
		342,561

Life Sciences Tools & Services - 3.2%
10X Genomics, Inc. - Class A(a)	1,400	31,388
Agilent Technologies, Inc.	18,810	2,453,012
Avantor, Inc.(a)	41,881	1,008,494
Azenta, Inc.(a)	88,624	4,476,398
Bio-Rad Laboratories, Inc. - Class A(a)	6,986	2,004,004
Bio-Techne Corp.	3,151	243,226
Bruker Corp.	21,472	1,406,631
Charles River Laboratories International, Inc.(a)	1,174	244,709
ICON PLC(a)	14,792	4,804,737
Illumina, Inc.(a)	1,198	124,927
Medpace Holdings, Inc.(a)	711	274,688
QIAGEN NV	46,996	2,033,047
Repligen Corp.(a)	9,392	1,400,253
Waters Corp.(a)	1,575	486,518
West Pharmaceutical Services, Inc.	19,680	6,522,149
		27,514,181

Machinery - 5.2%
AGCO Corp.	969	104,003
Allison Transmission Holdings, Inc.	2,215	167,919
Atmus Filtration Technologies, Inc.(a)	2,911	89,775
Crane Co.	637	94,964
Cummins, Inc.	13,894	3,914,357
Donaldson Co., Inc.	3,347	246,607
Dover Corp.	30,617	5,628,017
Esab Corp.	1,481	152,276
Fortive Corp.	12,894	959,829
Graco, Inc.	4,391	354,573
IDEX Corp.	1,524	317,967
Ingersoll Rand, Inc.	9,507	884,626
ITT, Inc.	19,116	2,540,134
Lincoln Electric Holdings, Inc.	1,500	294,540
Middleby Corp.(a)	1,292	166,552
Mueller Industries, Inc.	3,703	218,144
Nordson Corp.	19,277	4,524,697
Oshkosh Corp.	14,351	1,632,139
Otis Worldwide Corp.	9,463	938,730
Parker-Hannifin Corp.	8,326	4,425,436
Pentair PLC	54,725	4,453,520
RBC Bearings, Inc.(a)	742	219,098
Snap-on, Inc.	10,309	2,812,914
Timken Co.	8,548	742,736
Toro Co.	2,551	204,565
Watts Water Technologies, Inc. - Class A	731	145,564
Westinghouse Air Brake Technologies Corp.	46,777	7,916,072
Xylem, Inc./NY	5,043	711,164
		44,860,918

Media - 0.8%
Fox Corp. - Class A	4,214	145,088
Fox Corp. - Class B	25,969	829,450
Interpublic Group of Cos., Inc.	63,909	2,004,825
Liberty Broadband Corp. - Class A(a)	247	13,397
Liberty Broadband Corp. - Class C(a)	1,799	97,308
New York Times Co. - Class A	4,023	205,978
News Corp. - Class A	10,644	289,410
News Corp. - Class B	3,179	88,631
Nexstar Media Group, Inc. - Class A	345	57,163
Omnicom Group, Inc.	8,090	752,046
Paramount Global - Class A	226	4,671
Paramount Global - Class B	12,172	144,969
Trade Desk, Inc. - Class A(a)	29,025	2,692,940
		7,325,876

Metals & Mining - 0.7%
Alcoa Corp.	4,645	205,634
Alpha Metallurgical Resources, Inc.	442	139,411
ATI, Inc.(a)	3,522	216,040
Cleveland-Cliffs, Inc.(a)	16,936	292,654
Commercial Metals Co.	18,223	1,026,319
Freeport-McMoRan, Inc.	26,443	1,394,340
Reliance, Inc.	1,616	486,061
Royal Gold, Inc.	1,705	218,564
Steel Dynamics, Inc.	15,230	2,038,840
Teck Resources Ltd. - Class B	8,484	441,592
United States Steel Corp.	52	1,994
		6,461,449

Multi-Utilities - 1.5%
Ameren Corp.	2,429	178,216
CenterPoint Energy, Inc.	68,553	2,091,552
CMS Energy Corp.	23,028	1,449,152
Consolidated Edison, Inc.	5,168	488,634
DTE Energy Co.	14,205	1,655,309
NiSource, Inc.	7,133	207,285
Northwestern Energy Group, Inc.	45,469	2,362,569
Public Service Enterprise Group, Inc.	8,929	676,461
WEC Energy Group, Inc.	48,962	3,967,391
		13,076,569

Oil, Gas & Consumable Fuels - 3.5%
Antero Midstream Corp.	9,335	136,758
Antero Resources Corp.(a)	6,133	218,519
APA Corp.	6,588	201,132
Cameco Corp.	26,411	1,466,075
Chesapeake Energy Corp.	3,700	336,441
Chord Energy Corp.	5,713	1,059,247
Civitas Resources, Inc.	3,216	236,569
Coterra Energy, Inc.	144,624	4,124,676
Devon Energy Corp.	10,434	512,101
Diamondback Energy, Inc.	23,891	4,760,521
DT Midstream, Inc.	2,560	171,725
EnLink Midstream LLC	6,874	87,231
Enterprise Products Partners LP	96,026	2,736,741
EQT Corp.	65,145	2,676,808
Hess Midstream LP - Class A	1,866	64,843
HF Sinclair Corp.	5,097	281,507
Kinetik Holdings, Inc.	233	9,551
Marathon Oil Corp.	18,427	533,646
Matador Resources Co.	3,516	223,090
Murphy Oil Corp.	35,041	1,499,404
New Fortress Energy, Inc.	3,196	81,019
Occidental Petroleum Corp.	24,653	1,540,813
Ovintiv, Inc.	8,564	442,502
PBF Energy, Inc. - Class A	3,431	158,958
Permian Resources Corp.	15,979	261,896
Phillips 66	10,022	1,424,226
Range Resources Corp.	37,221	1,373,827
Southwestern Energy Co.(a)	312	2,349
Targa Resources Corp.	28,491	3,368,491
Texas Pacific Land Corp.	495	304,083
Viper Energy, Inc.	2,417	92,958
		30,387,707

Paper & Forest Products - 0.0%(b)
Louisiana-Pacific Corp.	531	48,682

Passenger Airlines - 0.3%
Alaska Air Group, Inc.(a)	18,799	789,934
Delta Air Lines, Inc.	6,306	321,732
Southwest Airlines Co.	64,208	1,723,343
United Airlines Holdings, Inc.(a)	2,944	156,002
		2,991,011

Personal Care Products - 0.3%
elf Beauty, Inc.(a)	4,706	879,599
Kenvue, Inc.	78,054	1,506,442
		2,386,041

Pharmaceuticals - 0.1%
Catalent, Inc.(a)	2,849	153,248
Elanco Animal Health, Inc.(a)	12,769	225,756
Intra-Cellular Therapies, Inc.(a)	1,932	129,908
Jazz Pharmaceuticals PLC(a)	1,157	121,774
Royalty Pharma PLC - Class A	4,374	119,891
Viatris, Inc.	33,435	354,411
		1,104,988

Professional Services - 3.4%
Booz Allen Hamilton Holding Corp.	16,547	2,518,619
Broadridge Financial Solutions, Inc.	31,840	6,392,517
Clarivate PLC(a)	10,595	60,391
Concentrix Corp.	1,309	80,281
Equifax, Inc.	29,235	6,764,687
ExlService Holdings, Inc.(a)	3,485	104,062
Exponent, Inc.	43,997	4,184,995
FTI Consulting, Inc.(a)	6	1,289
Genpact Ltd.	1,869	61,789
Jacobs Solutions, Inc.	5,497	765,952
KBR, Inc.	1,061	69,665
Leidos Holdings, Inc.	8,577	1,261,248
Paycom Software, Inc.	336	48,827
Paylocity Holding Corp.(a)	298	42,367
Robert Half, Inc.	16,988	1,091,139
Science Applications International Corp.	10,094	1,359,157
SS&C Technologies Holdings, Inc.	4,359	270,476
TriNet Group, Inc.	855	88,894
Verisk Analytics, Inc.	16,951	4,284,874
		29,451,229

Real Estate Management & Development - 0.7%
CBRE Group, Inc. - Class A(a)	43,263	3,810,172
CoStar Group, Inc.(a)	8,580	670,699
Jones Lang LaSalle, Inc.(a)	9,007	1,820,045
Zillow Group, Inc. - Class A(a)	842	33,806
Zillow Group, Inc. - Class C(a)	3,391	138,861
		6,473,583

Semiconductors & Semiconductor Equipment - 4.2%
Allegro MicroSystems, Inc.(a)	475	14,316
Amkor Technology, Inc.	4,189	136,520
Applied Materials, Inc.	12,777	2,748,077
Astera Labs, Inc.(a)	6,528	421,317
Enphase Energy, Inc.(a)	3,234	413,629
Entegris, Inc.	51,772	6,541,392
First Solar, Inc.(a)	1,089	295,947
GLOBALFOUNDRIES, Inc.(a)	2,010	98,490
InterDigital, Inc.	4,610	524,941
Lattice Semiconductor Corp.(a)	17,805	1,321,843
MACOM Technology Solutions Holdings, Inc.(a)	22,295	2,254,916
Microchip Technology, Inc.	35,488	3,450,498
Monolithic Power Systems, Inc.	12,450	9,158,593
NXP Semiconductors NV	2,351	639,707
ON Semiconductor Corp.(a)	3,516	256,809
Onto Innovation, Inc.(a)	6,392	1,385,146
Qorvo, Inc.(a)	2,228	219,213
Skyworks Solutions, Inc.	28,013	2,595,685
Teradyne, Inc.	18,371	2,589,209
Tyler Technologies, Inc.(a)	2,869	1,378,153
Universal Display Corp.	1,206	211,894
Wolfspeed, Inc.(a)	11	283
		36,656,578

Software - 4.0%
ANSYS, Inc.(a)	8,662	2,749,752
AppLovin Corp. - Class A(a)	4,907	399,822
Aspen Technology, Inc.(a)	23,259	4,899,508
Aurora Innovation, Inc.(a)	6,700	16,013
Bentley Systems, Inc. - Class B	100,193	5,033,696
BILL Holdings, Inc.(a)	543	28,263
Check Point Software Technologies Ltd.(a)	11,161	1,679,731
CyberArk Software Ltd.(a)	5,587	1,280,820
Datadog, Inc. - Class A(a)	17,331	1,909,530
DocuSign, Inc.(a)	5,254	287,604
Dolby Laboratories, Inc. - Class A	1,452	117,627
Fair Isaac Corp.(a)	898	1,158,357
Freshworks, Inc. - Class A(a)	2,409	31,028
Gen Digital, Inc.	25,588	635,350
Gitlab, Inc. - Class A(a)	4,863	229,485
Guidewire Software, Inc.(a)	15,051	1,714,610
HubSpot, Inc.(a)	3,537	2,161,284
Manhattan Associates, Inc.(a)	11,827	2,596,500
MicroStrategy, Inc. - Class A(a)	190	289,653
Nutanix, Inc. - Class A(a)	27,830	1,539,417
PTC, Inc.(a)	11,635	2,050,552
Qualys, Inc.(a)	1,192	167,619
Samsara, Inc. - Class A(a)	31,980	1,085,081
SentinelOne, Inc. - Class A(a)	6,730	113,266
Synopsys, Inc.(a)	4,300	2,411,440
UiPath, Inc. - Class A(a)	10,204	125,101
Varonis Systems, Inc.(a)	1,322	56,793
Zoom Video Communications, Inc. - Class A(a)	5,495	337,063
		35,104,965

Specialty Retail - 2.4%
Abercrombie & Fitch Co. - Class A(a)	1,960	338,825
AutoNation, Inc.(a)	919	156,460
AutoZone, Inc.(a)	826	2,287,970
Best Buy Co., Inc.	4,773	404,846
Burlington Stores, Inc.(a)	1,870	448,893
CarMax, Inc.(a)	2,443	171,645
Chewy, Inc. - Class A(a)	646	13,702
Dick's Sporting Goods, Inc.	1,771	403,150
Five Below, Inc.(a)	1,436	198,355
Floor & Decor Holdings, Inc. - Class A(a)	2,919	341,114
GameStop Corp. - Class A(a)	29	671
Gap, Inc.	9,155	265,129
Lithia Motors, Inc.	711	179,983
Murphy USA, Inc.	580	254,475
O'Reilly Automotive, Inc.(a)	800	770,608
Penske Automotive Group, Inc.	458	69,662
Ross Stores, Inc.	50,402	7,044,184
TJX Cos., Inc.	21,224	2,188,194
Tractor Supply Co.	3,017	860,720
Ulta Beauty, Inc.(a)	6,012	2,375,281
Williams-Sonoma, Inc.	7,705	2,259,260
		21,033,127

Technology Hardware, Storage & Peripherals - 0.8%
Dell Technologies, Inc. - Class C	9,981	1,392,948
Hewlett Packard Enterprise Co.	32,071	566,053
HP, Inc.	49,234	1,797,041
NetApp, Inc.	11,239	1,353,513
Pure Storage, Inc. - Class A(a)	22,862	1,378,350
Super Micro Computer, Inc.(a)	773	606,426
		7,094,331

Textiles, Apparel & Luxury Goods - 0.6%
Birkenstock Holding PLC(a)	485	27,645
Columbia Sportswear Co.	6	514
Crocs, Inc.(a)	577	89,804
Deckers Outdoor Corp.(a)	2,570	2,811,374
Levi Strauss & Co. - Class A	2,594	62,282
PVH Corp.	1,980	237,620
Ralph Lauren Corp.	5,410	1,011,021
Skechers USA, Inc. - Class A(a)	4,188	299,107
Tapestry, Inc.	3,888	169,089
VF Corp.	8,709	115,656
		4,824,112

Trading Companies & Distributors - 1.8%
Air Lease Corp.	56,339	2,683,990
Applied Industrial Technologies, Inc.	1,152	222,336
Beacon Roofing Supply, Inc.(a)	24,982	2,424,753
Boise Cascade Co.	1,471	201,954
Bunzl PLC	40,168	1,507,147
Core & Main, Inc. - Class A(a)	5,532	318,422
Ferguson PLC	6,369	1,310,358
GATX Corp.	15,036	2,074,367
MSC Industrial Direct Co., Inc. - Class A	18,649	1,601,949
SiteOne Landscape Supply, Inc.(a)	1,093	169,218
United Rentals, Inc.	2,842	1,902,463
Watsco, Inc.	825	391,792
WESCO International, Inc.	1,423	255,414
WW Grainger, Inc.	822	757,440
		15,821,603
TOTAL COMMON STOCKS (Cost $767,253,573)		818,141,516

REAL ESTATE INVESTMENT TRUSTS - 3.1%	Shares	Value
American Homes 4 Rent - Class A	13,824	498,217
Americold Realty Trust, Inc.	71,592	1,909,359
Boston Properties, Inc.	32,423	1,967,103
EastGroup Properties, Inc.	4,569	754,707
Equity LifeStyle Properties, Inc.	15,792	991,264
Equity Residential	33,875	2,202,891
Essex Property Trust, Inc.	5,654	1,468,853
Extra Space Storage, Inc.	5,210	754,252
Healthpeak Properties, Inc.	89,513	1,781,309
Invitation Homes, Inc.	15,315	532,809
Lamar Advertising Co. - Class A	12,237	1,445,312
Public Storage	5,000	1,369,150
Realty Income Corp.	39,954	2,119,959
Regency Centers Corp.	42,698	2,621,657
Rexford Industrial Realty, Inc.	13,759	624,108
SBA Communications Corp.	8,848	1,740,225
Simon Property Group, Inc.	11,018	1,667,133
VICI Properties, Inc.	70,780	2,032,094
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $27,472,299)		26,480,402

PREFERRED STOCKS - 0.1%	Shares	Value
Household Products - 0.1%
Henkel AG & Co. KGaA, 0.00%,	12,256	1,107,554
TOTAL PREFERRED STOCKS (Cost $966,427)		1,107,554

SHORT-TERM INVESTMENTS - 2.6%
Money Market Funds - 2.6%	Shares
First American Government Obligations Fund - Class X, 5.24%(c)	22,830,571	22,830,571
TOTAL SHORT-TERM INVESTMENTS (Cost $22,830,571)		22,830,571

TOTAL INVESTMENTS - 99.9% (Cost $818,522,870)		$868,560,043
Other Assets in Excess of Liabilities - 0.1%		452,968
TOTAL NET ASSETS - 100.0%		$869,013,011

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

AG - Aktiengesellschaft
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	The rate shown represents the 7-day effective yield as of May 31, 2024.

Column Mid Cap Fund
Schedule of Forward Currency Contracts
as of May 31, 2024 (Unaudited)

Settlement Date	Currency Purchased		Currency Sold		Counterparty	Unrealized Appreciation (Depreciation)

06/28/2024	CAD	38,397	USD	28,421	Bank of America Securities, Inc.	$(233)
06/28/2024	EUR	468,671	USD	504,479	Bank of America Securities, Inc.	4,698
06/28/2024	GBP	24,048	USD	30,275	Bank of America Securities, Inc.	373
06/28/2024	USD	939,722	CAD	1,275,679	Bank of America Securities, Inc.	3,231
06/28/2024	USD	9,577,023	EUR	8,821,713	Bank of America Securities, Inc.	(7,130)
06/28/2024	USD	1,314,480	GBP	1,042,736	Bank of America Securities, Inc.	(14,417)
Total Unrealized Appreciation (Depreciation)						$(13,478)

CAD - Canadian Dollar
EUR - Euro
GBP - British Pound
USD - United States Dollar

Notes to Schedule of Investments
May 31, 2024 (Unaudited)

Investment Valuation

Each equity security owned by a Fund, including depositary receipts, that is listed on a national securities exchange, except for portfolio securities listed on the NASDAQ Stock Market, LLC (“NASDAQ”) is valued at its last sale price or official closing price on that exchange on the close of that exchange on the date as of which assets are valued. If a security is listed on more than one exchange, the Funds will use the price on the exchange that the Funds generally consider to be the principal exchange on which the security is traded.

 Portfolio securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the most recent quoted bid at the close of the exchange on such day or the security shall be valued at the latest sales price on the “composite market” for the day such security is being valued. The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by an approved independent pricing service (a “Pricing Service”).

Debt securities, including short-term debt instruments having a maturity of 60 days or less, are valued at prices supplied by an approved Pricing Service. Where the price of a long-term debt security is not available from a Pricing Service, the most recent quotation from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the bid price. When a Fund buys a when-issued, new issue or delayed delivery debt security and the security is not yet being traded or 97 Column Funds Notes to Financial Statements February 29, 2024 (Unaudited) priced by a Pricing Service, the security will be valued at cost. Thereafter, the security will be valued at its market value or its fair value if the security has not commenced trading or is not priced by a Pricing Service for longer than five days. Any discount or premium is accreted or amortized using the constant yield method until maturity.

Forward currency contracts are valued at the mean between the bid and asked prices. Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset values (“NAVs”) of such companies for purchase and/or redemption orders placed on that day. All ETFs are valued at the last reported sale price on the exchange on which the security is principally traded.

 Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time a Fund calculates its NAV, whichever is earlier. Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service or reporting agency. All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. Eastern Time. Occasionally, events which affect the values of such securities may occur between the times at which the values are determined and the close of the New York Stock Exchange and will therefore not be reflected in the computation of the Fund’s net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at fair value in good faith as determined by the Adviser in accordance with its fair valuation procedures. If on any business day a change in the value of the equity markets exceeds a certain threshold as determined by reference to a broad-based index, then each foreign equity security held by a Fund (other than those traded in countries outside of Canada, Mexico, Central and South America) will be valued at its fair value by using a value determined by an independent pricing agent rather than using the last closing price of such foreign security on its principal overseas market. A value determined by an independent pricing agent will also be used to fair value foreign securities held by a Fund on any day when a foreign market is closed due to a local holiday or other scheduled closure, but the New York Stock Exchange is open.

 If market quotations are not readily available, a security or other asset will be valued at its fair value in accordance with Rule 2a-5 of the 1940 Act as determined under the Adviser’s fair value pricing procedures, subject to oversight by the Trust’s Board of Trustees. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. The Adviser will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures.

FASB Accounting Standards Codification, “Fair Value Measurement” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosures regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value each Fund’s investments carried at fair value as of May 31, 2024:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	807,139,400	11,002,116	–	818,141,516
Real Estate Investment Trusts	26,480,402	–	–	26,480,402
Preferred Stocks	–	1,107,554	–	1,107,554
Money Market Funds	22,830,571	–	–	22,830,571
Total Investments	856,450,373	12,109,670	–	868,560,043

Other Financial Instruments*:
Forwards	–	8,302	–	8,302
Total Other Financial Instruments	–	8,302	–	8,302

Liabilities:
Other Financial Instruments*:
Forwards	–	(21,780)	–	(21,780)
Total Other Financial Instruments	–	(21,780)	–	(21,780)

* The fair value of the Fund's investment represents the net unrealized appreciation (depreciation) as of May 31, 2024.

Refer to the Schedule of Investments for additional information.